Goldman Sachs Access US Aggregate Bond ETF Investment Objectives and Goals - Goldman Sachs Access US Aggregate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Access U.S. Aggregate Bond ETF—SummaryTicker: GCOR Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs US Broad Bond Market Index (the “Index”).